Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Entity Registrant Name	CIFC Corp.
Entity Central Index Key	0001313918
Document Type	S-4/A
Document Period End Date	Mar. 31, 2016
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-4 Registration Statement.
Entity Filer Category	Smaller Reporting Company